FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 6,883,455	$ 6,975,901
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premiums	$ 7,180,185	$ 7,499,771